SEGMENT REPORTING (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net sales	R$ 88,242.5	R$ 89,452.7	R$ 79,736.9
Cost of sales	(42,864.1)	(43,615.1)	(39,291.6)
Gross profit	45,378.4	45,837.6	40,445.3
Distribution expenses	(10,928.9)	(11,557.1)	(10,750.6)
Sales and marketing expenses	(8,348.1)	(8,634.2)	(7,412.5)
Administrative expenses	(5,862.9)	(6,201.1)	(5,273.7)
Other operating income/(expenses)	2,435.9	2,457.3	2,028.9
Exceptional items	643.3	(100.8)	(206.4)
Income from operations	23,317.7	21,801.7	18,831.0
Net financial results	(4,001.8)	(2,318.3)	(3,609.8)
Share of results of associates and joint ventures	105.8	3.9	(185.3)
Income before income tax	19,421.7	19,487.3	15,035.9
Income tax expense	(3,433.3)	(4,640.4)	(75.5)
Net income	15,988.4	14,846.9	14,960.4
Acquisitions of property, plant and equipment	4,590.5	4,749.1	6,004.1
Total assets	145,087.2	162,508.3	132,644.3
Total liabilities	145,087.2	162,508.3	132,644.3
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	113,000.0	121,160.2	102,608.5
Total liabilities	48,757.6	55,366.5	44,049.2
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total assets	(3,067.6)	(4,607.7)	(2,162.1)
Total liabilities	(3,067.5)	(4,607.7)	(2,161.8)
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Total assets	35,154.8	45,955.8	32,197.9
Total liabilities	99,397.1	111,749.5	90,756.9
Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales	49,030.8	48,605.4	46,361.7
Cost of sales	(24,254.9)	(23,809.3)	(23,516.1)
Gross profit	24,775.9	24,796.1	22,845.6
Distribution expenses	(6,131.8)	(6,423.9)	(6,428.6)
Sales and marketing expenses	(4,761.0)	(4,876.3)	(4,477.0)
Administrative expenses	(3,769.0)	(3,860.2)	(3,563.2)
Other operating income/(expenses)	2,370.8	2,415.8	1,892.5
Exceptional items	(36.0)	(16.2)	(137.8)
Income from operations	12,448.9	12,035.3	10,131.5
Acquisitions of property, plant and equipment	3,045.3	2,838.0	3,365.5
Brazil [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	58,540.0	57,776.0	56,974.2
Total liabilities	32,120.9	34,429.6	28,841.3
CAC [Member]
IfrsStatementLineItems [Line Items]
Net sales	10,963.9	11,023.7	10,044.8
Cost of sales	(5,022.3)	(5,076.2)	(5,035.1)
Gross profit	5,941.6	5,947.5	5,009.7
Distribution expenses	(893.0)	(927.6)	(853.1)
Sales and marketing expenses	(772.5)	(792.1)	(665.1)
Administrative expenses	(404.6)	(490.2)	(413.0)
Other operating income/(expenses)	(22.2)	(13.5)	26.3
Exceptional items	824.7	(9.8)	(17.9)
Income from operations	4,674.0	3,714.3	3,086.9
Acquisitions of property, plant and equipment	603.7	558.8	593.4
CAC [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	14,331.9	16,742.1	13,692.3
Total liabilities	5,297.5	6,814.2	4,981.5
Latin America - South [Member]
IfrsStatementLineItems [Line Items]
Net sales	17,988.3	19,829.7	13,797.2
Cost of sales	(9,263.6)	(10,460.4)	(6,657.3)
Gross profit	8,724.7	9,369.3	7,139.9
Distribution expenses	(2,148.0)	(2,388.9)	(1,614.3)
Sales and marketing expenses	(1,645.4)	(1,932.6)	(1,190.0)
Administrative expenses	(979.5)	(1,094.4)	(659.5)
Other operating income/(expenses)	94.4	45.8	95.0
Exceptional items	(120.2)	(51.6)	(47.6)
Income from operations	3,926.0	3,947.6	3,723.5
Acquisitions of property, plant and equipment	651.3	982.8	782.2
Latin America - South [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	23,344.5	28,247.8	16,085.1
Total liabilities	7,078.6	9,146.1	5,095.4
Canada [Member]
IfrsStatementLineItems [Line Items]
Net sales	10,259.5	9,993.9	9,533.2
Cost of sales	(4,323.3)	(4,269.2)	(4,083.1)
Gross profit	5,936.2	5,724.7	5,450.1
Distribution expenses	(1,756.1)	(1,816.7)	(1,854.6)
Sales and marketing expenses	(1,169.2)	(1,033.2)	(1,080.4)
Administrative expenses	(709.8)	(756.3)	(638.0)
Other operating income/(expenses)	(7.1)	9.2	15.1
Exceptional items	(25.2)	(23.2)	(3.1)
Income from operations	2,268.8	2,104.5	1,889.1
Acquisitions of property, plant and equipment	290.2	369.5	1,263.0
Canada [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	16,783.6	18,394.3	15,856.9
Total liabilities	R$ 4,260.6	R$ 4,976.6	R$ 5,131.0